Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

9.Income tax

Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. Swedish tax rules reduced the corporate income tax from 22% to 21.4% from January 1, 2019, and to 20.6% from January 1, 2021. The major components of income tax benefit (expense) for the periods ended December 31, 2021, 2020, 2019 are as follows:

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019
Current tax:
Current tax on profit for the year	$(308)	$(1,231)	$(1,372)	$(123)
Total current tax expense	(308)	(1,231)	(1,372)	(123)
Deferred income tax
Decrease/(increase) in deferred tax assets	5,324	54	13	(2)
(Decrease)/increase in deferred tax liabilities	3,190	1,656	2,011	(207)
Total deferred tax expense/(benefit)	8,514	1,710	2,024	(209)
Income tax (expense)/benefit	$8,206	$479	$652	$(332)

A reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 20.6% in 2021 and 21.4% in 2020 and 2019, on the Company loss before taxes, is shown in the table below:

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019

Loss before tax	$(46,545)	$(7,259)	$(18,530)	$(7,500)
Income tax calculated according to tax rate in Sweden 20.6% 2021/21.4% 2020, 2019	9,588	1,553	3,965	1,605
Tax effects from:
Non-deductible costs	(1,542)	(1,143)	(3,019	(1,909)
Previously unrecognized tax losses used to reduce current tax expenses	184	70	(244)	(28)
Differences in overseas tax rates	(24)	(22)	(50)	—
Other	—	21	—	—
Income tax	$8,206	$479	$652	$(332)

Deferred tax balances

Deferred tax assets and liabilities of the Company are shown in the table below:

	Lease
Deferred tax assets	Liabilities	Tax losses	Other	Total
Predecessor as of January 1, 2019	$11	—	—	$11
Recognized in the statement of comprehensive income	2	—	—	2
Predecessor as of March 7, 2019	$13	—	—	$13
Through acquisitions - Purchase price allocation	—	—	—	—
Recognized in the statement of comprehensive income	13	—	—	13
Net to deferred tax liability	(3)	—	—	(3)
Successor as of December 31, 2019	$10	—	—	$10
Through acquisitions - Purchase price allocation	—	—	—	—
Recognized in the statement of comprehensive income	54	—	—	54
Net to deferred tax liability	(31)	—	—	(31)
Exchange differences	4	—	—	4
Balance as of December 31, 2020	$37	—	—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	—	3,825	3,825
Net to deferred tax liability	—	—	—	—
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$4,712	$4,235	$9,091

	Deferred tax	Intangibles &	Other
	on untaxed	Inventory	Temporary
Deferred tax liabilities	reserves	Valuation	Differences	Total
Predecessor as of January 1, 2019	$501	$—	$160	$661
Recognized in the statement of comprehensive income	43	—	164	207
Exchange differences	(19)	—	(3)	(22)
Predecessor as of March 7, 2019	$525	$—	$321	$846
Purchase Price Allocation	525	31,615	321	32,461
Recognized in the statement of comprehensive income	365	(2,225)	(151)	(2,011)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	(3)	—	—	(3)
Exchange differences	8	(107)	(3)	(102)
Successor as of December 31, 2019	$895	$29,283	$167	$30,345
Purchase Price Allocation	—	503	—	503
Recognized in the statement of comprehensive income	135	(2,173)	382	(1,656)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	—	—	(31)	(31)
Exchange differences	140	3,868	24	4,032
Successor as of December 31, 2020	$1,170	$31,481	$542	$33,193
Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,190)
Recognized in other comprehensive income	—	—	—	—
Net from deferred tax asset	—	—	—	—
Exchange differences	(54)	(2,864)	6	(2,912)
Successor as of December 31, 2021	$0	$26,411	$681	$27,092

The Company has tax losses that arose in Sweden of $43,611 thousand (2020: $912 thousand) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. It also has tax losses related to interest expense deductions that arose in Sweden of $17,608 thousand (2020: $13,230 thousand) that are available for up to 6 years for offsetting against future taxable profits of the companies in which the deduction arose. Deferred tax assets have been recognized for the former but not been recognized for the latter because it is not currently probable that the companies in which the loss arose will be able to generate sufficient taxable profits before these companies' taxable deduction offsets expire after 6 years. Furthermore, these taxable deductions are not available to other group companies where profits are expected to arise. In evaluating the probability of realizing the deferred tax assets, the Company considered all available positive and negative evidence of future taxable income, including past operating results and forecasted market growth and earnings. During 2021, gross movement of $9,054 thousand (2020 $0 million) was recorded in the deferred tax asset with a net impact of $5,324 thousand (2020 $0 million) on the annual results. If the Company were able to recognize all unrecognized deferred tax assets, net profit would increase by $3,627 thousand (2020: $2,831 thousand).